NATIONWIDE VARIABLE INSURANCE TRUST

NVIT CardinalSM Aggressive Fund	NVIT Investor Destinations Aggressive Fund
NVIT CardinalSM Moderately Aggressive Fund	NVIT Investor Destinations Moderately Aggressive Fund
NVIT CardinalSM Capital Appreciation Fund	NVIT Investor Destinations Capital Appreciation Fund
NVIT CardinalSM Moderate Fund	NVIT Investor Destinations Moderate Fund
NVIT CardinalSM Balanced Fund	NVIT Investor Destinations Balanced Fund
NVIT CardinalSM Moderately Conservative Fund	NVIT Investor Destinations Moderately Conservative Fund
NVIT CardinalSM Conservative Fund	NVIT Investor Destinations Conservative Fund

Supplement dated November 15, 2016
to the Statement of Additional Information dated April 29, 2016

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information ("SAI").

Effective immediately:

1.	All references to, and information regarding, Benjamin A. Richer in the SAI are deleted.

2.  The subsection "Investments in Each Fund" under the heading "Appendix C – Portfolio Managers" of the SAI is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund as of October, 31, 2016
Nationwide Fund Advisors
Christopher C. Graham
NVIT CardinalSM Aggressive Fund
NVIT CardinalSM Moderately Aggressive Fund
NVIT CardinalSM Capital Appreciation Fund
NVIT CardinalSM Moderate Fund
NVIT CardinalSM Balanced Fund
NVIT CardinalSM Moderately Conservative Fund
NVIT CardinalSM Conservative Fund
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund
None None None None None None None None None None None None None None

3.  The subsection "Other Managed Accounts" under the heading "Appendix C – Portfolio Managers" of the SAI is amended to include the following:

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category as of October 31, 2016
Nationwide Fund Advisors
Christopher C. Graham	Mutual Funds: 0 accounts, $0 total assets Other Pooled Investment Vehicles: 0 accounts, $0 total assets Other Accounts: 0 accounts, $0 total assets

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE